Concentrations of Risk (Details)	3 Months Ended			12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021
Concentrations of Risk [Abstract]
Deposit protection	$ 63,695	$ 500,000		$ 64,050	$ 500,000
Cash and cash equivalents	3,700,000			6,400,000
Fund held in escrow	29,500,000			29,500,000
Maintained financial institutions amount	$ 32,200,000			$ 34,700,000
Combined loans receivables percentage	10.00%	10.00%		10.00%	10.00%
Foreign exchange gain (loss)	$ 556,311		$ 480,574
Foreign exchange loss				2,643,261		915,062